Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000202326
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Institutional Shares
Trading Symbol	BGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) (formerly known as BlackRock Global Long/Short Credit Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Institutional Shares returned 8.06%.

  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index, returned 4.40% and the ICE BofA 3 Month Treasury Bill Index, returned 4.57%.

What contributed to performance?

The Fund’s U.S. absolute return strategies led performance for the reporting period. Specifically, event-related trades, idiosyncratic long positions, and thematic trades all meaningfully contributed to results. European absolute return strategies, particularly event-related trades, also contributed.

Directional positions in European high yield, financials, and mezzanine collateralized loan obligations (“CLOs”) further contributed. In the United States, directional positions in high yield and short-term investment grade corporates were additive.

In European carry (income) strategies, allocations to bank loans and senior CLOs helped performance. U.S. carry strategies, particularly enhanced equipment trust certificates and bank loans, also performed well. The Fund’s cash position made a small contribution to absolute performance.

What detracted from performance?

At a time of positive returns for the fixed-income markets, detractors were limited to risk-management strategies in both the United States and Europe. The implementation of these strategies included the use of derivatives, which contributed to an elevated cash position.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 15	$9,962	$10,012	$10,001
Sep 15	$9,829	$10,063	$10,002
Oct 15	$9,905	$10,084	$10,001
Nov 15	$9,886	$9,917	$10,002
Dec 15	$9,777	$9,970	$10,005
Jan 16	$9,727	$10,056	$10,005
Feb 16	$9,647	$10,280	$10,008
Mar 16	$9,707	$10,558	$10,012
Apr 16	$9,787	$10,698	$10,015
May 16	$9,827	$10,555	$10,016
Jun 16	$9,817	$10,863	$10,019
Jul 16	$9,917	$10,945	$10,022
Aug 16	$9,977	$10,892	$10,024
Sep 16	$9,987	$10,952	$10,029
Oct 16	$10,067	$10,648	$10,032
Nov 16	$10,057	$10,225	$10,033
Dec 16	$10,127	$10,178	$10,038
Jan 17	$10,217	$10,292	$10,042
Feb 17	$10,247	$10,341	$10,046
Mar 17	$10,237	$10,357	$10,048
Apr 17	$10,267	$10,474	$10,055
May 17	$10,307	$10,636	$10,060
Jun 17	$10,307	$10,626	$10,068
Jul 17	$10,368	$10,805	$10,077
Aug 17	$10,368	$10,912	$10,086
Sep 17	$10,418	$10,814	$10,095
Oct 17	$10,478	$10,773	$10,104
Nov 17	$10,458	$10,893	$10,112
Dec 17	$10,478	$10,930	$10,124
Jan 18	$10,569	$11,061	$10,136
Feb 18	$10,569	$10,962	$10,145
Mar 18	$10,529	$11,079	$10,159
Apr 18	$10,559	$10,902	$10,173
May 18	$10,498	$10,819	$10,188
Jun 18	$10,458	$10,771	$10,205
Jul 18	$10,488	$10,753	$10,221
Aug 18	$10,519	$10,764	$10,240
Sep 18	$10,539	$10,671	$10,256
Oct 18	$10,488	$10,552	$10,273
Nov 18	$10,377	$10,585	$10,294
Dec 18	$10,292	$10,799	$10,313
Jan 19	$10,431	$10,964	$10,334
Feb 19	$10,506	$10,900	$10,352
Mar 19	$10,560	$11,037	$10,375
Apr 19	$10,667	$11,004	$10,395
May 19	$10,635	$11,153	$10,418
Jun 19	$10,721	$11,401	$10,441
Jul 19	$10,785	$11,369	$10,460
Aug 19	$10,839	$11,600	$10,482
Sep 19	$10,893	$11,482	$10,500
Oct 19	$10,903	$11,558	$10,520
Nov 19	$10,957	$11,471	$10,533
Dec 19	$11,056	$11,538	$10,549
Jan 20	$11,112	$11,685	$10,563
Feb 20	$11,079	$11,764	$10,578
Mar 20	$10,266	$11,500	$10,609
Apr 20	$10,444	$11,726	$10,610
May 20	$10,622	$11,777	$10,610
Jun 20	$10,733	$11,882	$10,611
Jul 20	$10,889	$12,261	$10,614
Aug 20	$10,956	$12,242	$10,614
Sep 20	$10,912	$12,198	$10,616
Oct 20	$10,945	$12,210	$10,617
Nov 20	$11,268	$12,432	$10,618
Dec 20	$11,493	$12,599	$10,619
Jan 21	$11,586	$12,488	$10,620
Feb 21	$11,725	$12,273	$10,621
Mar 21	$11,725	$12,037	$10,622
Apr 21	$11,806	$12,189	$10,622
May 21	$11,852	$12,303	$10,622
Jun 21	$11,910	$12,195	$10,622
Jul 21	$11,864	$12,357	$10,622
Aug 21	$11,898	$12,306	$10,622
Sep 21	$11,898	$12,087	$10,623
Oct 21	$11,852	$12,058	$10,623
Nov 21	$11,817	$12,023	$10,623
Dec 21	$11,893	$12,006	$10,624
Jan 22	$11,785	$11,760	$10,624
Feb 22	$11,654	$11,620	$10,625
Mar 22	$11,630	$11,266	$10,628
Apr 22	$11,510	$10,649	$10,630
May 22	$11,330	$10,678	$10,637
Jun 22	$10,970	$10,335	$10,639
Jul 22	$11,102	$10,555	$10,645
Aug 22	$11,126	$10,138	$10,662
Sep 22	$10,862	$9,618	$10,689
Oct 22	$10,838	$9,551	$10,705
Nov 22	$10,910	$10,001	$10,740
Dec 22	$10,941	$10,055	$10,779
Jan 23	$11,149	$10,385	$10,812
Feb 23	$11,188	$10,040	$10,848
Mar 23	$11,097	$10,357	$10,894
Apr 23	$11,279	$10,403	$10,929
May 23	$11,292	$10,200	$10,972
Jun 23	$11,344	$10,199	$11,022
Jul 23	$11,422	$10,269	$11,066
Aug 23	$11,473	$10,129	$11,116
Sep 23	$11,525	$9,833	$11,167
Oct 23	$11,486	$9,716	$11,216
Nov 23	$11,694	$10,205	$11,267
Dec 23	$11,925	$10,630	$11,319
Jan 24	$12,045	$10,483	$11,368
Feb 24	$12,085	$10,351	$11,414
Mar 24	$12,179	$10,408	$11,465
Apr 24	$12,179	$10,146	$11,515
May 24	$12,340	$10,279	$11,570
Jun 24	$12,407	$10,293	$11,617
Jul 24	$12,528	$10,578	$11,669
Aug 24	$12,649	$10,828	$11,725
Sep 24	$12,783	$11,012	$11,776
Oct 24	$12,796	$10,643	$11,821
Nov 24	$12,877	$10,679	$11,866
Dec 24	$12,920	$10,450	$11,914
Jan 25	$13,064	$10,510	$11,958
Feb 25	$13,179	$10,660	$11,996
Mar 25	$13,064	$10,726	$12,036
Apr 25	$13,107	$11,041	$12,077
May 25	$13,308	$11,002	$12,121
Jun 25	$13,423	$11,210	$12,161
Jul 25	$13,538	$11,043	$12,203

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	8.06%	4.45%	3.08%
Bloomberg Global Aggregate Bond Index...
	4.40	(2.07)	1.00
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.57	2.83	2.01

The Fund's returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Relative Value Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 818,857,957
Holdings Count | Holding	835
Advisory Fees Paid, Amount	$ 7,695,241
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$818,857,957
Number of Portfolio Holdings...
835
Net Investment Advisory Fees...
$7,695,241
Portfolio Turnover Rate...
113%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	53.6%	1.3%	54.9%
United Kingdom...
	7.8	0.1	7.9
Ireland...
	7.0	-	7.0
Germany...
	4.8	-	4.8
France...
	4.2	-	4.2
Luxembourg...
	3.5	-	3.5
Italy...
	2.8	0.5	3.3
Portugal...
	1.7	-	1.7
Netherlands...
	1.5	-	1.5
Canada...
	1.2	-	1.2
OtherFootnote Reference(b)	9.5	0.5	10.0
Total...
	97.6%	2.4%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.4%
A...
0.8
BBB/Baa...
9.5
BB/Ba...
26.9
B...
33.9
CCC/Caa...
6.3
CC/Ca...
0.1
N/R...
17.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202324
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Investor A Shares
Trading Symbol	BGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) (formerly known as BlackRock Global Long/Short Credit Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$163	1.57%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor A Shares returned 7.90%.

  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index, returned 4.40% and the ICE BofA 3 Month Treasury Bill Index, returned 4.57%.

What contributed to performance?

The Fund’s U.S. absolute return strategies led performance for the reporting period. Specifically, event-related trades, idiosyncratic long positions, and thematic trades all meaningfully contributed to results. European absolute return strategies, particularly event-related trades, also contributed.

Directional positions in European high yield, financials, and mezzanine collateralized loan obligations (“CLOs”) further contributed. In the United States, directional positions in high yield and short-term investment grade corporates were additive.

In European carry (income) strategies, allocations to bank loans and senior CLOs helped performance. U.S. carry strategies, particularly enhanced equipment trust certificates and bank loans, also performed well. The Fund’s cash position made a small contribution to absolute performance.

What detracted from performance?

At a time of positive returns for the fixed-income markets, detractors were limited to risk-management strategies in both the United States and Europe. The implementation of these strategies included the use of derivatives, which contributed to an elevated cash position.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 15	$9,554	$10,012	$10,001
Sep 15	$9,435	$10,063	$10,002
Oct 15	$9,499	$10,084	$10,001
Nov 15	$9,481	$9,917	$10,002
Dec 15	$9,374	$9,970	$10,005
Jan 16	$9,326	$10,056	$10,005
Feb 16	$9,240	$10,280	$10,008
Mar 16	$9,298	$10,558	$10,012
Apr 16	$9,374	$10,698	$10,015
May 16	$9,413	$10,555	$10,016
Jun 16	$9,403	$10,863	$10,019
Jul 16	$9,490	$10,945	$10,022
Aug 16	$9,547	$10,892	$10,024
Sep 16	$9,557	$10,952	$10,029
Oct 16	$9,634	$10,648	$10,032
Nov 16	$9,615	$10,225	$10,033
Dec 16	$9,682	$10,178	$10,038
Jan 17	$9,768	$10,292	$10,042
Feb 17	$9,787	$10,341	$10,046
Mar 17	$9,787	$10,357	$10,048
Apr 17	$9,807	$10,474	$10,055
May 17	$9,845	$10,636	$10,060
Jun 17	$9,845	$10,626	$10,068
Jul 17	$9,903	$10,805	$10,077
Aug 17	$9,903	$10,912	$10,086
Sep 17	$9,941	$10,814	$10,095
Oct 17	$9,989	$10,773	$10,104
Nov 17	$9,970	$10,893	$10,112
Dec 17	$9,993	$10,930	$10,124
Jan 18	$10,080	$11,061	$10,136
Feb 18	$10,080	$10,962	$10,145
Mar 18	$10,032	$11,079	$10,159
Apr 18	$10,061	$10,902	$10,173
May 18	$9,993	$10,819	$10,188
Jun 18	$9,954	$10,771	$10,205
Jul 18	$9,983	$10,753	$10,221
Aug 18	$10,012	$10,764	$10,240
Sep 18	$10,032	$10,671	$10,256
Oct 18	$9,983	$10,552	$10,273
Nov 18	$9,867	$10,585	$10,294
Dec 18	$9,794	$10,799	$10,313
Jan 19	$9,916	$10,964	$10,334
Feb 19	$9,988	$10,900	$10,352
Mar 19	$10,039	$11,037	$10,375
Apr 19	$10,141	$11,004	$10,395
May 19	$10,100	$11,153	$10,418
Jun 19	$10,182	$11,401	$10,441
Jul 19	$10,243	$11,369	$10,460
Aug 19	$10,294	$11,600	$10,482
Sep 19	$10,345	$11,482	$10,500
Oct 19	$10,345	$11,558	$10,520
Nov 19	$10,396	$11,471	$10,533
Dec 19	$10,493	$11,538	$10,549
Jan 20	$10,546	$11,685	$10,563
Feb 20	$10,504	$11,764	$10,578
Mar 20	$9,733	$11,500	$10,609
Apr 20	$9,902	$11,726	$10,610
May 20	$10,071	$11,777	$10,610
Jun 20	$10,176	$11,882	$10,611
Jul 20	$10,324	$12,261	$10,614
Aug 20	$10,377	$12,242	$10,614
Sep 20	$10,324	$12,198	$10,616
Oct 20	$10,356	$12,210	$10,617
Nov 20	$10,663	$12,432	$10,618
Dec 20	$10,882	$12,599	$10,619
Jan 21	$10,958	$12,488	$10,620
Feb 21	$11,079	$12,273	$10,621
Mar 21	$11,090	$12,037	$10,622
Apr 21	$11,155	$12,189	$10,622
May 21	$11,199	$12,303	$10,622
Jun 21	$11,254	$12,195	$10,622
Jul 21	$11,210	$12,357	$10,622
Aug 21	$11,243	$12,306	$10,622
Sep 21	$11,232	$12,087	$10,623
Oct 21	$11,188	$12,058	$10,623
Nov 21	$11,155	$12,023	$10,623
Dec 21	$11,222	$12,006	$10,624
Jan 22	$11,121	$11,760	$10,624
Feb 22	$10,985	$11,620	$10,625
Mar 22	$10,962	$11,266	$10,628
Apr 22	$10,849	$10,649	$10,630
May 22	$10,679	$10,678	$10,637
Jun 22	$10,340	$10,335	$10,639
Jul 22	$10,453	$10,555	$10,645
Aug 22	$10,487	$10,138	$10,662
Sep 22	$10,227	$9,618	$10,689
Oct 22	$10,204	$9,551	$10,705
Nov 22	$10,272	$10,001	$10,740
Dec 22	$10,302	$10,055	$10,779
Jan 23	$10,497	$10,385	$10,812
Feb 23	$10,522	$10,040	$10,848
Mar 23	$10,437	$10,357	$10,894
Apr 23	$10,607	$10,403	$10,929
May 23	$10,619	$10,200	$10,972
Jun 23	$10,668	$10,199	$11,022
Jul 23	$10,741	$10,269	$11,066
Aug 23	$10,790	$10,129	$11,116
Sep 23	$10,827	$9,833	$11,167
Oct 23	$10,790	$9,716	$11,216
Nov 23	$10,985	$10,205	$11,267
Dec 23	$11,198	$10,630	$11,319
Jan 24	$11,311	$10,483	$11,368
Feb 24	$11,349	$10,351	$11,414
Mar 24	$11,437	$10,408	$11,465
Apr 24	$11,437	$10,146	$11,515
May 24	$11,575	$10,279	$11,570
Jun 24	$11,651	$10,293	$11,617
Jul 24	$11,751	$10,578	$11,669
Aug 24	$11,864	$10,828	$11,725
Sep 24	$11,990	$11,012	$11,776
Oct 24	$11,990	$10,643	$11,821
Nov 24	$12,065	$10,679	$11,866
Dec 24	$12,102	$10,450	$11,914
Jan 25	$12,236	$10,510	$11,958
Feb 25	$12,344	$10,660	$11,996
Mar 25	$12,236	$10,726	$12,036
Apr 25	$12,277	$11,041	$12,077
May 25	$12,465	$11,002	$12,121
Jun 25	$12,559	$11,210	$12,161
Jul 25	$12,680	$11,043	$12,203

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	7.90%	4.20%	2.82%
Investor A Shares (with sales charge)...
	3.58	3.35	2.40
Bloomberg Global Aggregate Bond Index...
	4.40	(2.07)	1.00
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.57	2.83	2.01

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund's returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Relative Value Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 818,857,957
Holdings Count | Holding	835
Advisory Fees Paid, Amount	$ 7,695,241
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$818,857,957
Number of Portfolio Holdings...
835
Net Investment Advisory Fees...
$7,695,241
Portfolio Turnover Rate...
113%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	53.6%	1.3%	54.9%
United Kingdom...
	7.8	0.1	7.9
Ireland...
	7.0	-	7.0
Germany...
	4.8	-	4.8
France...
	4.2	-	4.2
Luxembourg...
	3.5	-	3.5
Italy...
	2.8	0.5	3.3
Portugal...
	1.7	-	1.7
Netherlands...
	1.5	-	1.5
Canada...
	1.2	-	1.2
OtherFootnote Reference(b)	9.5	0.5	10.0
Total...
	97.6%	2.4%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.4%
A...
0.8
BBB/Baa...
9.5
BB/Ba...
26.9
B...
33.9
CCC/Caa...
6.3
CC/Ca...
0.1
N/R...
17.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202325
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Investor C Shares
Trading Symbol	BGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) (formerly known as BlackRock Global Long/Short Credit Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$240	2.32%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor C Shares returned 7.03%.

  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index, returned 4.40% and the ICE BofA 3 Month Treasury Bill Index, returned 4.57%.

What contributed to performance?

The Fund’s U.S. absolute return strategies led performance for the reporting period. Specifically, event-related trades, idiosyncratic long positions, and thematic trades all meaningfully contributed to results. European absolute return strategies, particularly event-related trades, also contributed.

Directional positions in European high yield, financials, and mezzanine collateralized loan obligations (“CLOs”) further contributed. In the United States, directional positions in high yield and short-term investment grade corporates were additive.

In European carry (income) strategies, allocations to bank loans and senior CLOs helped performance. U.S. carry strategies, particularly enhanced equipment trust certificates and bank loans, also performed well. The Fund’s cash position made a small contribution to absolute performance.

What detracted from performance?

At a time of positive returns for the fixed-income markets, detractors were limited to risk-management strategies in both the United States and Europe. The implementation of these strategies included the use of derivatives, which contributed to an elevated cash position.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 15	$9,942	$10,012	$10,001
Sep 15	$9,807	$10,063	$10,002
Oct 15	$9,875	$10,084	$10,001
Nov 15	$9,846	$9,917	$10,002
Dec 15	$9,735	$9,970	$10,005
Jan 16	$9,675	$10,056	$10,005
Feb 16	$9,584	$10,280	$10,008
Mar 16	$9,635	$10,558	$10,012
Apr 16	$9,705	$10,698	$10,015
May 16	$9,745	$10,555	$10,016
Jun 16	$9,725	$10,863	$10,019
Jul 16	$9,816	$10,945	$10,022
Aug 16	$9,866	$10,892	$10,024
Sep 16	$9,866	$10,952	$10,029
Oct 16	$9,936	$10,648	$10,032
Nov 16	$9,916	$10,225	$10,033
Dec 16	$9,976	$10,178	$10,038
Jan 17	$10,057	$10,292	$10,042
Feb 17	$10,077	$10,341	$10,046
Mar 17	$10,067	$10,357	$10,048
Apr 17	$10,087	$10,474	$10,055
May 17	$10,117	$10,636	$10,060
Jun 17	$10,107	$10,626	$10,068
Jul 17	$10,157	$10,805	$10,077
Aug 17	$10,147	$10,912	$10,086
Sep 17	$10,188	$10,814	$10,095
Oct 17	$10,238	$10,773	$10,104
Nov 17	$10,208	$10,893	$10,112
Dec 17	$10,228	$10,930	$10,124
Jan 18	$10,308	$11,061	$10,136
Feb 18	$10,298	$10,962	$10,145
Mar 18	$10,248	$11,079	$10,159
Apr 18	$10,268	$10,902	$10,173
May 18	$10,198	$10,819	$10,188
Jun 18	$10,147	$10,771	$10,205
Jul 18	$10,178	$10,753	$10,221
Aug 18	$10,188	$10,764	$10,240
Sep 18	$10,208	$10,671	$10,256
Oct 18	$10,147	$10,552	$10,273
Nov 18	$10,027	$10,585	$10,294
Dec 18	$9,942	$10,799	$10,313
Jan 19	$10,058	$10,964	$10,334
Feb 19	$10,132	$10,900	$10,352
Mar 19	$10,174	$11,037	$10,375
Apr 19	$10,269	$11,004	$10,395
May 19	$10,226	$11,153	$10,418
Jun 19	$10,300	$11,401	$10,441
Jul 19	$10,353	$11,369	$10,460
Aug 19	$10,406	$11,600	$10,482
Sep 19	$10,448	$11,482	$10,500
Oct 19	$10,437	$11,558	$10,520
Nov 19	$10,490	$11,471	$10,533
Dec 19	$10,573	$11,538	$10,549
Jan 20	$10,616	$11,685	$10,563
Feb 20	$10,573	$11,764	$10,578
Mar 20	$9,794	$11,500	$10,609
Apr 20	$9,957	$11,726	$10,610
May 20	$10,119	$11,777	$10,610
Jun 20	$10,216	$11,882	$10,611
Jul 20	$10,357	$12,261	$10,614
Aug 20	$10,411	$12,242	$10,614
Sep 20	$10,346	$12,198	$10,616
Oct 20	$10,367	$12,210	$10,617
Nov 20	$10,670	$12,432	$10,618
Dec 20	$10,883	$12,599	$10,619
Jan 21	$10,960	$12,488	$10,620
Feb 21	$11,071	$12,273	$10,621
Mar 21	$11,071	$12,037	$10,622
Apr 21	$11,137	$12,189	$10,622
May 21	$11,171	$12,303	$10,622
Jun 21	$11,215	$12,195	$10,622
Jul 21	$11,159	$12,357	$10,622
Aug 21	$11,193	$12,306	$10,622
Sep 21	$11,171	$12,087	$10,623
Oct 21	$11,126	$12,058	$10,623
Nov 21	$11,071	$12,023	$10,623
Dec 21	$11,139	$12,006	$10,624
Jan 22	$11,026	$11,760	$10,624
Feb 22	$10,891	$11,620	$10,625
Mar 22	$10,857	$11,266	$10,628
Apr 22	$10,744	$10,649	$10,630
May 22	$10,563	$10,678	$10,637
Jun 22	$10,223	$10,335	$10,639
Jul 22	$10,337	$10,555	$10,645
Aug 22	$10,348	$10,138	$10,662
Sep 22	$10,099	$9,618	$10,689
Oct 22	$10,065	$9,551	$10,705
Nov 22	$10,122	$10,001	$10,740
Dec 22	$10,141	$10,055	$10,779
Jan 23	$10,334	$10,385	$10,812
Feb 23	$10,358	$10,040	$10,848
Mar 23	$10,262	$10,357	$10,894
Apr 23	$10,430	$10,403	$10,929
May 23	$10,430	$10,200	$10,972
Jun 23	$10,467	$10,199	$11,022
Jul 23	$10,527	$10,269	$11,066
Aug 23	$10,575	$10,129	$11,116
Sep 23	$10,611	$9,833	$11,167
Oct 23	$10,575	$9,716	$11,216
Nov 23	$10,766	$10,205	$11,267
Dec 23	$10,975	$10,630	$11,319
Jan 24	$11,086	$10,483	$11,368
Feb 24	$11,123	$10,351	$11,414
Mar 24	$11,209	$10,408	$11,465
Apr 24	$11,209	$10,146	$11,515
May 24	$11,344	$10,279	$11,570
Jun 24	$11,418	$10,293	$11,617
Jul 24	$11,517	$10,578	$11,669
Aug 24	$11,628	$10,828	$11,725
Sep 24	$11,751	$11,012	$11,776
Oct 24	$11,751	$10,643	$11,821
Nov 24	$11,825	$10,679	$11,866
Dec 24	$11,861	$10,450	$11,914
Jan 25	$11,992	$10,510	$11,958
Feb 25	$12,097	$10,660	$11,996
Mar 25	$11,992	$10,726	$12,036
Apr 25	$12,032	$11,041	$12,077
May 25	$12,216	$11,002	$12,121
Jun 25	$12,308	$11,210	$12,161
Jul 25	$12,413	$11,043	$12,203

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	7.03%	3.40%	2.19%
Investor C Shares (with sales charge)...
	6.03	3.40	2.19
Bloomberg Global Aggregate Bond Index...
	4.40	(2.07)	1.00
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.57	2.83	2.01

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund's returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Relative Value Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 818,857,957
Holdings Count | Holding	835
Advisory Fees Paid, Amount	$ 7,695,241
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$818,857,957
Number of Portfolio Holdings...
835
Net Investment Advisory Fees...
$7,695,241
Portfolio Turnover Rate...
113%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	53.6%	1.3%	54.9%
United Kingdom...
	7.8	0.1	7.9
Ireland...
	7.0	-	7.0
Germany...
	4.8	-	4.8
France...
	4.2	-	4.2
Luxembourg...
	3.5	-	3.5
Italy...
	2.8	0.5	3.3
Portugal...
	1.7	-	1.7
Netherlands...
	1.5	-	1.5
Canada...
	1.2	-	1.2
OtherFootnote Reference(b)	9.5	0.5	10.0
Total...
	97.6%	2.4%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.4%
A...
0.8
BBB/Baa...
9.5
BB/Ba...
26.9
B...
33.9
CCC/Caa...
6.3
CC/Ca...
0.1
N/R...
17.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202327
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Class K Shares
Trading Symbol	BDMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) (formerly known as BlackRock Global Long/Short Credit Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$135	1.29%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Class K Shares returned 8.29%.

  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index, returned 4.40% and the ICE BofA 3 Month Treasury Bill Index, returned 4.57%.

What contributed to performance?

The Fund’s U.S. absolute return strategies led performance for the reporting period. Specifically, event-related trades, idiosyncratic long positions, and thematic trades all meaningfully contributed to results. European absolute return strategies, particularly event-related trades, also contributed.

Directional positions in European high yield, financials, and mezzanine collateralized loan obligations (“CLOs”) further contributed. In the United States, directional positions in high yield and short-term investment grade corporates were additive.

In European carry (income) strategies, allocations to bank loans and senior CLOs helped performance. U.S. carry strategies, particularly enhanced equipment trust certificates and bank loans, also performed well. The Fund’s cash position made a small contribution to absolute performance.

What detracted from performance?

At a time of positive returns for the fixed-income markets, detractors were limited to risk-management strategies in both the United States and Europe. The implementation of these strategies included the use of derivatives, which contributed to an elevated cash position.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 15	$9,962	$10,012	$10,001
Sep 15	$9,829	$10,063	$10,002
Oct 15	$9,905	$10,084	$10,001
Nov 15	$9,886	$9,917	$10,002
Dec 15	$9,777	$9,970	$10,005
Jan 16	$9,727	$10,056	$10,005
Feb 16	$9,647	$10,280	$10,008
Mar 16	$9,717	$10,558	$10,012
Apr 16	$9,797	$10,698	$10,015
May 16	$9,847	$10,555	$10,016
Jun 16	$9,827	$10,863	$10,019
Jul 16	$9,927	$10,945	$10,022
Aug 16	$9,987	$10,892	$10,024
Sep 16	$9,997	$10,952	$10,029
Oct 16	$10,077	$10,648	$10,032
Nov 16	$10,067	$10,225	$10,033
Dec 16	$10,137	$10,178	$10,038
Jan 17	$10,227	$10,292	$10,042
Feb 17	$10,257	$10,341	$10,046
Mar 17	$10,257	$10,357	$10,048
Apr 17	$10,287	$10,474	$10,055
May 17	$10,327	$10,636	$10,060
Jun 17	$10,327	$10,626	$10,068
Jul 17	$10,388	$10,805	$10,077
Aug 17	$10,388	$10,912	$10,086
Sep 17	$10,438	$10,814	$10,095
Oct 17	$10,498	$10,773	$10,104
Nov 17	$10,478	$10,893	$10,112
Dec 17	$10,507	$10,930	$10,124
Jan 18	$10,598	$11,061	$10,136
Feb 18	$10,598	$10,962	$10,145
Mar 18	$10,557	$11,079	$10,159
Apr 18	$10,588	$10,902	$10,173
May 18	$10,517	$10,819	$10,188
Jun 18	$10,476	$10,771	$10,205
Jul 18	$10,517	$10,753	$10,221
Aug 18	$10,547	$10,764	$10,240
Sep 18	$10,578	$10,671	$10,256
Oct 18	$10,517	$10,552	$10,273
Nov 18	$10,405	$10,585	$10,294
Dec 18	$10,328	$10,799	$10,313
Jan 19	$10,458	$10,964	$10,334
Feb 19	$10,533	$10,900	$10,352
Mar 19	$10,597	$11,037	$10,375
Apr 19	$10,705	$11,004	$10,395
May 19	$10,673	$11,153	$10,418
Jun 19	$10,759	$11,401	$10,441
Jul 19	$10,823	$11,369	$10,460
Aug 19	$10,877	$11,600	$10,482
Sep 19	$10,931	$11,482	$10,500
Oct 19	$10,942	$11,558	$10,520
Nov 19	$10,995	$11,471	$10,533
Dec 19	$11,104	$11,538	$10,549
Jan 20	$11,160	$11,685	$10,563
Feb 20	$11,115	$11,764	$10,578
Mar 20	$10,311	$11,500	$10,609
Apr 20	$10,490	$11,726	$10,610
May 20	$10,668	$11,777	$10,610
Jun 20	$10,780	$11,882	$10,611
Jul 20	$10,936	$12,261	$10,614
Aug 20	$11,003	$12,242	$10,614
Sep 20	$10,959	$12,198	$10,616
Oct 20	$10,992	$12,210	$10,617
Nov 20	$11,316	$12,432	$10,618
Dec 20	$11,551	$12,599	$10,619
Jan 21	$11,644	$12,488	$10,620
Feb 21	$11,771	$12,273	$10,621
Mar 21	$11,783	$12,037	$10,622
Apr 21	$11,864	$12,189	$10,622
May 21	$11,911	$12,303	$10,622
Jun 21	$11,969	$12,195	$10,622
Jul 21	$11,923	$12,357	$10,622
Aug 21	$11,957	$12,306	$10,622
Sep 21	$11,957	$12,087	$10,623
Oct 21	$11,911	$12,058	$10,623
Nov 21	$11,876	$12,023	$10,623
Dec 21	$11,960	$12,006	$10,624
Jan 22	$11,852	$11,760	$10,624
Feb 22	$11,708	$11,620	$10,625
Mar 22	$11,683	$11,266	$10,628
Apr 22	$11,563	$10,649	$10,630
May 22	$11,394	$10,678	$10,637
Jun 22	$11,033	$10,335	$10,639
Jul 22	$11,166	$10,555	$10,645
Aug 22	$11,190	$10,138	$10,662
Sep 22	$10,925	$9,618	$10,689
Oct 22	$10,901	$9,551	$10,705
Nov 22	$10,973	$10,001	$10,740
Dec 22	$11,002	$10,055	$10,779
Jan 23	$11,211	$10,385	$10,812
Feb 23	$11,250	$10,040	$10,848
Mar 23	$11,172	$10,357	$10,894
Apr 23	$11,355	$10,403	$10,929
May 23	$11,368	$10,200	$10,972
Jun 23	$11,420	$10,199	$11,022
Jul 23	$11,498	$10,269	$11,066
Aug 23	$11,550	$10,129	$11,116
Sep 23	$11,602	$9,833	$11,167
Oct 23	$11,563	$9,716	$11,216
Nov 23	$11,772	$10,205	$11,267
Dec 23	$12,001	$10,630	$11,319
Jan 24	$12,123	$10,483	$11,368
Feb 24	$12,163	$10,351	$11,414
Mar 24	$12,258	$10,408	$11,465
Apr 24	$12,271	$10,146	$11,515
May 24	$12,420	$10,279	$11,570
Jun 24	$12,501	$10,293	$11,617
Jul 24	$12,609	$10,578	$11,669
Aug 24	$12,744	$10,828	$11,725
Sep 24	$12,879	$11,012	$11,776
Oct 24	$12,892	$10,643	$11,821
Nov 24	$12,973	$10,679	$11,866
Dec 24	$13,017	$10,450	$11,914
Jan 25	$13,161	$10,510	$11,958
Feb 25	$13,277	$10,660	$11,996
Mar 25	$13,176	$10,726	$12,036
Apr 25	$13,205	$11,041	$12,077
May 25	$13,422	$11,002	$12,121
Jun 25	$13,523	$11,210	$12,161
Jul 25	$13,654	$11,043	$12,203

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	8.29%	4.54%	3.16%
Bloomberg Global Aggregate Bond Index...
	4.40	(2.07)	1.00
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.57	2.83	2.01

The Fund's returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Relative Value Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 818,857,957
Holdings Count | Holding	835
Advisory Fees Paid, Amount	$ 7,695,241
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$818,857,957
Number of Portfolio Holdings...
835
Net Investment Advisory Fees...
$7,695,241
Portfolio Turnover Rate...
113%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	53.6%	1.3%	54.9%
United Kingdom...
	7.8	0.1	7.9
Ireland...
	7.0	-	7.0
Germany...
	4.8	-	4.8
France...
	4.2	-	4.2
Luxembourg...
	3.5	-	3.5
Italy...
	2.8	0.5	3.3
Portugal...
	1.7	-	1.7
Netherlands...
	1.5	-	1.5
Canada...
	1.2	-	1.2
OtherFootnote Reference(b)	9.5	0.5	10.0
Total...
	97.6%	2.4%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.4%
A...
0.8
BBB/Baa...
9.5
BB/Ba...
26.9
B...
33.9
CCC/Caa...
6.3
CC/Ca...
0.1
N/R...
17.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.